Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 890,000 Private Placement Units for a purchase price of $8,900,000, or $10.00 per unit, in a private placement. Additionally, concurrently with the partial exercise of the over-allotment option by the underwriter, the Company issued to the Sponsor 86,081 Private Placement Units at a price of $10.00 per Private Placement Unit for total proceeds of $860,810. Each Private Placement Unit consists of one share of Class A common stock and one-half of one Warrant, with each whole warrant entitling the holder thereof to purchase one share of Class A common stock for $11.50, subject to adjustment.

The Private Placement Warrants are identical to the warrants sold in the Public Offering, except that if held by the Sponsor or its permitted transferees, they (including the common stock issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the consummation of the initial Business Combination. There will be no redemption rights or liquidating distributions with respect to the Founder Shares (defined below), placement shares or warrants, which will expire worthless if the Company does not complete an initial Business Combination.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 890,000 Private Placement Units for a purchase price of $8,900,000, or $10.00 per unit, in a private placement. Additionally, concurrently with the partial exercise of the over-allotment option by the underwriter, the Company issued to the Sponsor 86,081 Private Placement Units at a price of $10.00 per Private Placement Unit for total proceeds of $860,810. Each Private Placement Unit consists of one share of Class A common stock and one-half of one Warrant, with each whole warrant entitling the holder thereof to purchase one share of Class A common stock for $11.50, subject to adjustment.

The Private Placement Warrants are identical to the warrants sold in the Public Offering, except that if held by the Sponsor or its permitted transferees, they (including the common stock issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the consummation of the initial Business Combination. There will be no redemption rights or liquidating distributions with respect to the Founder Shares (defined below), placement shares or warrants, which will expire worthless if the Company does not complete an initial Business Combination.